DEBT - Debenture (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jun. 10, 2021	Apr. 30, 2020
Debt
Face amount								$ 1,700
Loan proceeds						$ 1,665
Interest expense	$ 455	$ 361	$ 977	$ 769	$ 1,451	760
Centurion debenture
Debt
Face amount	11,000		11,000		11,000
Interest expense	$ 380	$ 284	$ 756	$ 548	$ 1,230	$ 456
Senior Term Loan
Debt
Maximum borrowing capacity							$ 6,000
Senior Revolving Loan
Debt
Maximum borrowing capacity							2,000
Senior Term Acquisition Line
Debt
Maximum borrowing capacity							$ 3,000